Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Expenses [Abstract]
Accrued Expenses
	December 31, 2019	December 31, 2018
Accrued voyage expenses	$51	$2,828
Accrued loan interest	3,285	2,244
Accrued legal and professional fees	2,651	362

Total accrued expenses	$5,987	$5,434